Fair value measurement - Credit risk (Details) - Past due date but not impaired - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Loans and receivables	$ 6	$ 7
Within one year
Credit risk
Loans and receivables	$ 1	$ 2